Schedule of Fair Value Assets (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Biological Assets	₪ 822	₪ 6,365	₪ 5,566
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Biological Assets
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Biological Assets
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Biological Assets	₪ 822	₪ 6,365